Property, Plant and Equipment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Average annual depreciation rate	3.72%	3.14%	3.51%